Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions	Provisions and contingent liabilities

	12/31/2025	12/31/2024
Provision for expected credit losses on loan commitments (a)	204,867	97,945
Provision for legal and administrative proceedings	55,463	53,792
Provision for financial guarantees (b)	5,125	3,525
Total	265,455	155,262

(a) Inter recognizes expected losses for financial assets on loan commitments that include both a used component and an unused loan commitment component. To the extent that the combined value of expected credit losses exceeds the gross carrying amount of the financial asset, the remaining balance is presented as a provision; and
(b) Provision for financial guarantees as of December 31, 2024 was reclassified from Other Liabilities for consistency of presentation with the December 31, 2025 presentation.
a.Provisions for legal an administrative proceedings
The Group's legal entities, in the normal course of their activities, are parties to legal proceedings of a fiscal nature (tax and social security), labor, and civil matters. The respective provisions were established taking into consideration current laws, applicable regulations, the opinion of legal advisors, the nature and complexity of the cases, jurisprudence, past experience, and other relevant criteria that allow for the most adequate estimation possible.
i.Labor lawsuits
These are legal actions whose objective is to obtain compensation of a labor nature. The provisioned amounts refer, for the most part, to proceedings that discuss potential labor rights, such as claims for overtime pay and salary equalization. At Inter&Co, the methodology used for provisioning these contingencies is based on calculating the average ticket of concluded labor lawsuits, considering the total value of finalized proceedings divided by the amount effectively disbursed over the last 36 months.
ii.Civil lawsuits
These claims primarily seek compensation for material and moral damages related to the Group's products and services, including declaratory and compensatory actions, issues concerning compliance with limits for payroll deductions for borrowers, requests for document submission, and contract review actions. Inter&Co's provisioning methodology for these contingencies is based on calculating the average value of completed civil lawsuits, obtained by dividing the total value of settled cases by the amount actually paid in the last 24 months.
Changes in provisions

	Labor	Civil	Total
Balance at December 31, 2024	13,924	39,868	53,792
Provisions, net of (reversals and write-offs)	6,423	49,616	56,039
Payments	(6,693)	(47,675)	(54,368)
Balance at December 31, 2025	13,654	41,809	55,463

Balance at December 31, 2023	5,982	33,386	39,368
Provisions, net of (reversals and write-offs)	5,494	38,862	44,356
Payments	(2,919)	(32,720)	(35,639)
Business combination (a)	5,367	340	5,707
Balance at December 31, 2024	13,924	39,868	53,792

(a) As part of the acquisition of Inter Pag Instituição de Pagamento S.A (formerly Granito), Inter&Co recognized a labor provision of R$5,367 and a civil provision of R$340.
b.Contingent tax liabilities classified as possible losses
The main proceedings with this classification are:
i.Income tax and social contribution on net income – IRPJ and CSLL
On August 30, 2013, an infraction notice was issued (regarding expenses considered non-deductible) requiring the collection of income tax and social contribution amounts relating to the calendar years 2008 to 2009. As of December 31, 2025, the amount at risk of the action totals R$32,147 (December 31, 2024: R$30,312), while the total amount of the action corresponds to R$67,145 (December 31, 2024: R$63,301).
ii. COFINS
Inter is challenging COFINS assessments for the period from 1999 to 2014.
Before the publication of Law No. 12,973/14, which modified the understanding regarding the inclusion of financial revenues in COFINS calculation basis, there was discussion about the expansion of the calculation basis for said contribution promoted by paragraph 1 of article 3 of Law No. 9,718/98.
In 2005, Inter obtained a favorable final court decision (res judicata) from the Federal Supreme Court that ensured the financial institution's right to collect COFINS based only on service revenue, instead of total revenue which would include financial revenues.
During the period from 1999 to 2006, Inter made judicial deposits and/or performed payment of the obligation. In 2006, through a favorable decision from the Federal Supreme Court and express consent from the Federal Revenue Service, Inter's judicial deposit was released. Additionally, the authorization to use credits, for amounts previously overpaid, against current obligations, was approved without contestation by the Federal Revenue Service on May 11, 2006. Subsequently, the Federal Revenue Service questioned the procedures adopted by Inter, applying the understanding that financial revenues should be included in COFINS calculation basis.
After the publication of Law 12,973/14, Inter modified its procedures to include financial revenues in COFINS calculation basis, so that the taxable events involved in Inter's discussions all predate the law.
Currently, the application of res judicata is being discussed in a specific legal action that ensured Inter's right not to collect COFINS on its financial revenues, such that the Federal Supreme Court ruling in Theme 372 does not directly affect Inter's discussions. As of December 31, 2025, the amount at risk of the action totals R$73,000 (December 31, 2024: R$68,738), while the total amount of the action corresponds to R$ 163,268 (December 31, 2024: R$153,760).